Apr. 02, 2024
Premier Shares Prospectus | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC. | General Municipal Money Market Funds, Inc.
General Municipal Money Market Funds, Inc.
April 2, 2024 BNY MELLON FAMILY OF FUNDS (Money Market Funds, other than Treasury Only and Government Only Funds) Supplement to Current Summary Prospectus and Prospectus